Corporate aircraft capital lease (Tables) (Capital Lease Obligations [Member])	12 Months Ended
Dec. 31, 2014
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Debt
December 31, 2014
US$
Capital lease obligations, net of current maturities	23,499,642
Current maturities of capital lease obligations	3,010,201
Total capital lease obligations	26,509,843